Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Cash and cash equivalents

5	Cash and cash equivalents

	2025	2024

Cash and bank deposits	15,470	6,078
Cash equivalents	1,109,911	904,937
	1,125,381	911,015

Cash equivalents correspond to investment funds and Bank Certificates of Deposit (CDB) with highly rated financial institutions, available for immediate use and have an insignificant risk of changes in value.

As of December 31, 2025, the average interest on these investments is equivalent to 101.2% of the CDI rate (December 31, 2024: 99.1%). Cash equivalents denominated in U.S. dollars totaled R$23,422 as of December 31, 2025 (December 31, 2024: R$21,610).